Finance expense	12 Months Ended
Jun. 30, 2023
Finance expense [Abstract]
Finance expense
Note 8.  Finance expense

	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Interest expense on borrowings	15,213	5,343	311
Interest expense on hybrid financial instruments	-	26,748	14,182
Interest expense on lease liabilities	112	99	22
Amortization of capitalized borrowing costs	1,038	2,508	1,968
Loss on embedded derivatives held at fair value through profit or loss	-	390,743	44,692

	16,363	425,441	61,175

Interest expense on borrowings includes late fees and interest charged on third-party loans held by IE CA 3 Holdings Ltd and IE CA 4 Holdings Ltd. See note 17 for further information.